General information and significant accounting policies	9 Months Ended
Sep. 30, 2026
Overview
General information and significant accounting policies

1.          General information and significant accounting policies

1.1.       Background

Ardmore Shipping Corporation (NYSE: ASC) (“ASC”), together with its subsidiaries (collectively, the “Company”), provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. The Company operates its business in one operating segment: the transportation of refined petroleum products and chemicals. As of September 30, 2026, the Company had 24 owned vessels in operation. The average age of the Company’s owned fleet as of September 30, 2026 was 11.6 years.

1.2.       Management and organizational structure

ASC was incorporated in the Republic of the Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010.

As of September 30, 2026, ASC had (a) 67 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet, (b) one 50%-owned joint venture, Anglo Ardmore Ship Management Limited (“AASML”), which provides technical management services to all of the ASC fleet, and (c) a 10% equity stake in Element 1 Corp (“E1”).

Ardmore Maritime Services (Asia) Pte. Limited, a wholly owned subsidiary incorporated in Singapore, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited, a wholly owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting, fleet administration and operations services. Each of Ardmore Shipping (Asia) Pte. Limited and Ardmore Shipping (Americas) LLC, wholly owned subsidiaries incorporated in Singapore and Delaware, respectively, performs commercial management and chartering services for the Company.

1.3.       Basis of preparation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”), and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) that apply to interim condensed financial statements.

Accordingly, they do not include all of the information and footnotes normally included in consolidated financial statements prepared in conformity with U.S. GAAP. They should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s 2025 Annual Report on Form 20-F, filed with the SEC on March 6, 2026. The condensed consolidated balance sheet as of December 31, 2025 has been derived from the audited financial statements at that date but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

The accompanying interim condensed consolidated financial statements are unaudited and include all adjustments (consisting of normal recurring adjustments) that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented. All intercompany balances and transactions have been eliminated on consolidation.

The results of operations for the interim periods are not necessarily indicative of the results that may be expected for the entire year.

1.4.    Significant accounting policies

There have been no changes in the Company’s significant accounting policies during the nine months ended September 30, 2026 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2025. The accounting policies used in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2025.